Guarantee (Details) - Taizhou Jiutian Pharmaceutical Co. Ltd.[Member]			1 Months Ended
	May 08, 2019 USD ($)	May 08, 2019 CNY (¥)	May 18, 2020 USD ($)	May 18, 2020 CNY (¥)	Apr. 23, 2020 USD ($)	Apr. 23, 2020 CNY (¥)	Apr. 23, 2019 USD ($)	Apr. 23, 2019 CNY (¥)
Guarantee (Textual)
Bank borrowing | $	$ 515,494		$ 500,766		$ 427,124		$ 441,852
RMB [Member]
Guarantee (Textual)
Bank borrowing | ¥		¥ 3,500,000		¥ 3,400,000		¥ 2,900,000		¥ 3,000,000